Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005453 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005453 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005453 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005453 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005453 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005453 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005453 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005453 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005453 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005453 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005453 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000005453 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005453 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005453 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005453 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005453 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005453 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005453 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005453 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005453 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005454 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005454 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005454 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005454 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005454 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005454 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005454 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005454 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005454 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005454 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005454 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000005454 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005454 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005454 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005454 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005454 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005454 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005455 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005455 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005455 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005455 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005455 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005455 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005455 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005455 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005455 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005455 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005455 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000005455 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005455 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005455 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005455 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005455 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005455 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005455 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005455 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005455 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159680 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000159680 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000159680 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159680 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159680 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159680 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159680 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159680 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159680 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159680 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159680 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000159680 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000159680 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000159680 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000159680 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159680 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159680 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159680 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159680 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159680 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219315 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000219315 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219315 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219315 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219315 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219315 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219315 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219315 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219315 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219315 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219315 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000219315 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000219315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219315 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219315 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219315 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219315 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%